Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Schedule of Borrowings [Line Items]
Total short-term borrowings		$ 80,456	$ 80,394
Total (in Dollars)		74	71
Total (in Dollars)		1,363	1,358
Total long-term borrowing		$ 1,437	1,429
Huaxia Bank Co., Ltd. Shanghai Branch [Member]
Schedule of Borrowings [Line Items]
Maturity	[1]	September to November,2026
Total short-term borrowings	[1]	$ 13,263	12,870
Huaxia Bank Co., Ltd. Shanghai Branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.00%
Huaxia Bank Co., Ltd. Shanghai Branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	3.45%
China Merchants Bank Shanghai Damuqiao Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.25%
Maturity	[1]	September,2026
Total short-term borrowings	[1],[2]	$ 8,843	8,580
Bank of Communications Shanghai Putuo Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.44%
Maturity	[1]	January to February,2027
Total short-term borrowings	[1]	$ 7,369	7,150
Industrial Bank Co., LTD. Shanghai Pudong branch [Member]
Schedule of Borrowings [Line Items]
Maturity	[1]	December,2026
Total short-term borrowings	[1]	$ 5,158	5,005
Industrial Bank Co., LTD. Shanghai Pudong branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.50%
Industrial Bank Co., LTD. Shanghai Pudong branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.50%
Bank of Nanjing North Bund Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.00%
Maturity	[1]	March,2027
Total short-term borrowings	[1]	$ 2,948	2,860
Putuo Branch of Shanghai Pudong Development Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.00%
Maturity	[1]	May,2027
Total short-term borrowings	[1]	$ 4,420
ICBC Shanghai Zhang Jiang high tech Park Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.90%
Maturity	[1]	December,2026
Total short-term borrowings	[1]	$ 2,948	2,860
Xiamen International Bank Shanghai Jinqiao Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.90%
Maturity	[1]	September to December,2026
Total short-term borrowings	[1]	$ 2,948	2,860
Bank of Ningbo Co., LTD. Shanghai Lianyang branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.95%
Maturity	[1]	June,2027
Total short-term borrowings	[1]	$ 2,948	2,860
Bank of Jiangsu Co., LTD. Songjiang branch [Member]
Schedule of Borrowings [Line Items]
Maturity	[1]	January to March,2027
Total short-term borrowings	[1]	$ 2,948	2,860
Bank of Jiangsu Co., LTD. Songjiang branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.50%
Bank of Jiangsu Co., LTD. Songjiang branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.70%
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch [Member]
Schedule of Borrowings [Line Items]
Maturity	[3]	August to November ,2026
Total short-term borrowings	[3]	$ 2,948	2,860
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.80%
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.82%
Bank of China Limited Shanghai Zhabei branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.60%
Maturity	[3]	September 2026 to May 2027
Total short-term borrowings	[3]	$ 2,948	1,430
China Minsheng Bank Co., LTD. Shanghai branch[Member]
Schedule of Borrowings [Line Items]
Maturity		June,2027
Total short-term borrowings		$ 1,466	4,147
China Minsheng Bank Co., LTD. Shanghai branch[Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.85%
China Minsheng Bank Co., LTD. Shanghai branch[Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.95%
China Construction Bank Shanghai Jing'an Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.50%
Maturity	[1]	April to June,2027
Total short-term borrowings	[1]	$ 2,653	2,717
Bank of China Limited Shanghai Zhabei branch One [Member]
Schedule of Borrowings [Line Items]
Maturity	[1]	July 2026 to June 2027
Total short-term borrowings	[1]	$ 1,916	2,788
Bank of China Limited Shanghai Zhabei branch One [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.90%
Bank of China Limited Shanghai Zhabei branch One [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.10%
Shanghai Rural Commercial Bank Co., Ltd. Huangpu Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.50%
Maturity	[1]	December,2026
Total short-term borrowings	[1]	$ 1,474	2,145
Bank of Beijing Shanghai Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.00%
Maturity	[1]	September,2026
Total short-term borrowings	[1]	$ 1,474	1,430
Bank of Beijing Shanghai Branch One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.00%
Maturity	[3]	September 2026 to March 2027
Total short-term borrowings	[3]	$ 1,474	1,430
Bank of Beijing Shanghai Branch Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.00%
Maturity		December,2026
Total short-term borrowings		$ 1,474	1,430
Huangpu Branch of Bank of Shanghai [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.50%
Maturity	[1]	March,2027
Total short-term borrowings	[1]	$ 1,474	1,430
Agricultural Bank of China Co., LTD. Shanghai Minhang branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.75%
Maturity	[3]	November,2026
Total short-term borrowings	[3]	$ 1,474	1,430
Guangfa Bank Co., LTD. Shanghai branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		3.45%
Maturity	[3]	July,2026
Total short-term borrowings	[3]	$ 1,474	1,430
China Minsheng Bank Co., LTD. Shanghai branch One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.85%
Maturity	[1]	July 2026 to June 2027
Total short-term borrowings	[1]	$ 2,940	1,430
China CITIC Bank Shanghai Pudian Road Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.00%
Maturity	[1]	June,2026
Total short-term borrowings	[1]		2,831
Bank of Nanjing North Bund Branch One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.50%
Maturity	[3]	March ,2027
Total short-term borrowings	[3]	$ 1,474	2,145
China CITIC Bank Shanghai Pudian Road Branch One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.00%
Maturity		March to June,2026
Total short-term borrowings			1,416
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.99%
Maturity	[1]	August 2026 to February 2027
Total (in Dollars)	[1]	$ 74	71
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		4.99%
Maturity	[1]	October,2028
Total (in Dollars)	[1]	$ 1,363	$ 1,358

[1]	As of December 31, 2025 and June 30, 2026, the bank borrowings of $64,105 and $67,161 were guaranteed by SunCar Online, one of subsidiaries of the Group
[2]	The Group fully repaid the outstanding loan prior to the reporting date, and the lending arrangement was subsequently renewed.
[3]	As of December 31, 2025 and June 30, 2026, the bank borrowings of $10,725 and $11,792 were guaranteed by Shengda Automobile, one of subsidiaries of the Group